Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Revenues	$ 6,985,962	$ 6,163,682			$ 20,977,860	$ 17,525,677	$ 23,216,423	$ 15,044,721
Costs and expenses
Cost of sales	6,379,137	5,813,957			19,361,923	16,529,030	21,845,574	15,218,234
General and administrative	1,950,288	1,684,340			5,245,052	6,250,013	9,087,223	15,543,145
Depreciation	269,561	278,442			810,451	829,137	1,108,186	1,769,621
Total operating expenses	8,598,986	7,776,739			25,417,426	23,608,180	32,040,983	32,531,000
Loss from operations	(1,613,024)	(1,613,057)			(4,439,566)	(6,082,503)	(8,824,560)	(17,486,279)
Other income (expense)
Interest income		9,096				31,717	34,327	84,603
Other income	60,250				184,500		64,800
Interest expense	(5,601,813)	(622,777)			(8,163,375)	(966,374)	(1,719,296)	(98,834)
Loss on sale of marketable debt securities – net						(27,160)	(27,160)	(5,255)
Loss on debt extinguishment – related party	(907,500)				(907,500)		(291,000)
Impairment of fixed assets	(13,422)				(13,422)		0
Total other income (expense) – net	(6,462,485)	(613,681)			(8,899,797)	(961,817)	(1,647,329)	(19,486)
Net loss	(8,075,509)	(2,226,738)			(13,339,363)	(7,044,320)	$ (10,471,889)	$ (17,505,765)
Net loss available to common stockholders - basic	(8,160,343)	(2,226,738)			(13,424,197)	(7,044,320)
Net loss available to common stockholders - diluted	$ (8,160,343)	$ (2,226,738)			$ (13,424,197)	$ (7,044,320)
Earnings Per Share - Basic	$ (1.95)	$ (1.46)			$ (5.02)	$ (5.04)	$ (6.98)	$ (13.25)
Earnings Per Share - Diluted	$ (1.95)	$ (1.46)			$ (5.02)	$ (5.04)	$ (6.98)
Weighted Average Shares - Basic	4,184,152	1,526,533			2,675,067	1,397,504	1,501,215	1,320,594
Weighted Average Shares - Diluted	4,184,152	1,526,533			2,675,067	1,397,504	1,501,215	1,320,594
Comprehensive loss:
Change in fair value of debt securities								$ (39,517)
Total comprehensive loss:							(10,471,889)	(17,545,282)
Next NRG Holding Corp [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenues
Costs and expenses
General and administrative	$ 1,348,239	$ 322,643			$ 2,982,070	$ 465,385	89,506	10,000
Professional fees							397,665	1,808
Depreciation							9,992
Salaries and wages							209,106
Total operating expenses							706,269	11,808
Loss from operations	(1,348,239)	(323,543)			(2,982,070)	(465,385)	(706,269)	(11,808)
Other income (expense)
Interest income							234,085	1,556
Interest expense	(1,198,992)	(33,485)			(2,782,742)	(38,420)	(123,855)	(3,463)
Unrealized gain (loss) on marketable securities - related party					877,440
Impairment of fixed assets	0	0			0	0	0	0
Total other income (expense) – net	3,933,796	95,034			4,046,832	99,378	110,230	(1,907)
Net loss	$ 2,585,558	$ (228,509)			$ 1,064,763	$ (366,007)	$ (596,039)	$ (13,715)
Earnings Per Share - Basic	$ 0.10	$ (0.01)			$ 0.04	$ (0.01)	$ (5.96)	$ (0.14)
Earnings Per Share - Diluted	$ 0.10	$ (0.01)			$ 0.04	$ (0.01)	$ (5.96)	$ (0.14)
Weighted Average Shares - Basic	25,000,000	23,430,008	25,000,000	25,000,000			100,000	100,000
Weighted Average Shares - Diluted	25,000,000	23,430,008	25,000,000	25,000,000			100,000	100,000
Series A Convertible Preferred Stock [Member]
Other income (expense)
Preferred stock dividend	$ (55,486)				$ (55,486)
Series B Convertible Preferred Stock [Member]
Other income (expense)
Preferred stock dividend	(29,348)				(29,348)
Related Party [Member]
Other income (expense)
Investment income - related party
Unrealized gain (loss) on marketable securities - related party
Loss on debt extinguishment – related party							$ (291,000)
Related Party [Member] | Next NRG Holding Corp [Member]
Other income (expense)
Interest income	3,463,883	128,519			3,926,530	137,798
Loss on sale of marketable debt securities – net					877,440
Investment income - related party	621,378				2,025,605
Unrealized gain (loss) on marketable securities - related party	$ 1,047,528				$ 877,440